Short-Term Borrowings and Long-Term Debt - Additional Information (Detail)			12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 JPY (¥)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 USD ($)	Mar. 31, 2010 Yen Denominated zero coupon convertible bonds due 2015 JPY (¥)
Debt Disclosure [Line Items]
Unused lines of credit	$ 1,775,502,000	¥ 147,633,000,000
Due date			Sep. 18, 2015
Redemption price description			redeemable at 100% of face value
Issue date			2010-09-21
Redemption date				Sep. 18, 2015
Conversion price			¥ 10,626	$ 128	¥ 10,626
Number of convertible shares			9,410,878
Description of call feature			if certain events occur such as the outstanding principal balance less than 10% of the aggregate principal amount on the issuance date, a change or an amendment in the tax laws or regulations of Japan which cannot be avoided by NIDEC, the corporate events or the delisting of the shares.